WARRANTS AND OPTIONS (Details Narrative) $ in Thousands					12 Months Ended
	Jun. 28, 2023 shares	Apr. 18, 2023 shares	Jan. 04, 2023 shares	Aug. 04, 2022 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Share based compensation | $					$ 4,245
Share based compensation | $					4,802	$ 4,868	$ 843
RSU's [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $					$ 1,079	$ 2,475
RSU's granted					1,308,250	1,265,000
Description of RSU's vesting and conversion	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 165,000 Common Shares.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 116,250 Common Shares of no-par value in the Company.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,027,000 Common Shares .	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,265,000 common shares of no par value in the Company (“Common Shares”).
RSU's exercisable					274,166
RSU's [member] | Directors officers and advisers [member]
IfrsStatementLineItems [Line Items]
RSU's granted			1,027,000	1,265,000
RSU's [member] | Executives and directors [member]
IfrsStatementLineItems [Line Items]
RSU's granted			260,000	590,000
RSU's [member] | Employees [Member]
IfrsStatementLineItems [Line Items]
RSU's granted		116,250
RSU's [member] | Officers [Member]
IfrsStatementLineItems [Line Items]
RSU's granted	165,000